Vessel Sales, Asset Impairments and Provisions	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Vessel Sales, Asset Impairments and Provisions
18.	Vessel Sales, Asset Impairments and Provisions

a)  Sale of Vessels, Equipment and Other Assets

During 2015, Teekay Offshore sold a 1997-built shuttle tanker, the Navion Svenita, for net proceeds of $8.6 million. The Company’s consolidated statement of income for the year ended December 31, 2015 includes a $1.6 million gain related to the sale of this vessel. The gain on sale of vessel is included in the Company’s Teekay Offshore Segment - Offshore Logistics.

During 2015, Teekay Tankers sold one Conventional tanker for a sales price of $11.2 million. The Company’s consolidated statement of income for the year ended December 31 2015 includes a gain on sale of the vessel of $0.8 million related to the sale of this vessel. The gain on sale of vessel is included in the Company’s Teekay Tankers Segment - Conventional Tanker.

During 2015, the Company disposed of equipment from the Hummingbird Spirit. The Company’s consolidated statement of income for the year ended December 31, 2015 includes a $0.9 million loss related to the disposal of this equipment. The loss on disposal of this equipment is included in the Company’s Teekay Parent Segment – Offshore Production.

During 2014, Teekay Offshore sold a 1995-built shuttle tanker, the Navion Norvegia, to a joint venture held between Teekay Offshore and a joint venture partner. The Company’s consolidated statement of income for the year ended December 31, 2014 includes a $3.1 million gain related to the sale of this vessel. The gain on sale of vessel is included in the Company’s Teekay Offshore Segment - Offshore Logistics.

During 2014, the Company sold an office building. The Company’s consolidated statement of income for the year ended December 31, 2014, includes a $0.9 million gain on sale related to this office, which is included in the Company’s Teekay Parent Segment - Offshore Production.

During 2014, Teekay Tankers sold two wholly-owned subsidiaries, each of which owned one VLCC, to TIL for aggregate proceeds of $154.0 million plus related working capital on closing of $1.7 million. The Company received the purchase price in cash. The Company used a portion of the proceeds from this transaction to prepay $152 million on one of the Company’s revolving credit facilities and the remainder of the proceeds was used for general corporate purposes. During the year ended December 31, 2014, the Company realized a net gain of $10.0 million from the sale of the two subsidiaries to TIL (See Note 18b).

During 2014, the Company sold to TIL four 2009-built Suezmax tankers that were part of the Company’s conventional tanker segment. These vessels were classified as held for sale on the consolidated balance sheet as at December 31, 2013, with their net book values written down to their estimated sale proceeds. During the year ended December 31, 2014, the Company realized a net loss of $0.5 million from the sale of these vessels.

During 2013, Teekay Offshore sold a 1992-built shuttle tanker, a 1992-built conventional tanker, two 1995-built conventional tankers and a 1998-built conventional tanker that were part of the Company’s Teekay Offshore - Offshore Logistics and Conventional Tanker segments. The Company realized a net gain of $0.7 million from the sale of these vessels. All of the vessels were older vessels that the Company disposed of in the ordinary course of business. During 2013, the Company also sold sub-sea equipment from the Petrojarl I FPSO unit that is part of the Company’s Teekay Parent Segment – Offshore Production. The Company realized a gain of $1.3 million from the sale of the equipment.

b)  Asset Impairments and Provisions

During 2015, the carrying values of two of Teekay Offshore’s 2000s-built conventional tankers and seven of Teekay Offshore’s 1990s-built shuttle tankers were written down to their estimated fair value, using appraised values. The write-down of the two conventional tankers was the result of the expected sale of the vessels and the vessels were classified as held for sale on the Company’s consolidated balance sheet as at December 31, 2015. The Company’s consolidated statement of income for the year ended December 31, 2015, includes a $3.9 million write-down related to these two conventional tankers. The write-down is included in the Company’s Teekay Offshore Segment - Conventional Tankers. Of the seven shuttle tankers, during the first quarter of 2015, one shuttle tanker was written down as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Company’s consolidated balance sheet as at December 31, 2015. The vessel was subsequently sold in January 2016 for gross proceeds of $5.1 million (see Note 24). An additional shuttle tanker was written down during the first quarter of 2015 as a result of a change in the operating plan of the vessel. In the fourth quarter of 2015, the write-down of five shuttle tankers, which had an average age of 17.5 years, was the result of changes in Teekay Offshore’s expectations of their future opportunities, primarily due to their advanced age. While Teekay Offshore expects four of the five vessels to continue to actively trade as shuttle tankers over the near-term and the fifth vessel to actively trade in the conventional tanker market, Teekay Offshore anticipates fewer opportunities for alternative usage and increased age discrimination over time for these shuttle tankers. The Company’s consolidated statement of income for the year ended December 31, 2015, includes total write-downs of $66.7 million related to these seven shuttle tankers. The write-downs are included in the Company’s Teekay Offshore Segment - Offshore Logistics.

During 2014, the carrying value of one of Teekay Offshore’s 1990s-built shuttle tanker was written down to its estimated fair value, using an appraised value. The write-down was the result of the tanker coming off charter and the expectation that it would be re-chartered at a lower rate. The Company’s consolidated statement of income for the year ended December 31, 2014, includes a $4.8 million write-down related to this vessel, which is included in the Company’s Teekay Offshore Segment - Offshore Logistics.

During 2014, the Company reversed a $2.5 million loss provision for an amount receivable related to an FPSO front-end engineering and design study completed in 2013, as this receivable was recovered in 2014. During 2013, the Company recorded a $2.6 million of loss provision relating to this receivable.

During December 2013, the Company commenced a process to dispose of four vessel owning companies (or LLCs), each of which owns one 2009-built Suezmax tanker, through the sale to a new entity, TIL, which was ultimately incorporated on January 10, 2014. On January 23, 2014, TIL completed a $250 million equity private placement in which Teekay Tankers and Teekay co-invested $25 million each for a combined 20% ownership interest in the new company. Concurrently with this equity private placement, Teekay entered into an agreement to sell the four Suezmax tankers to TIL for $163.2 million plus working capital less outstanding debt of the LLCs on closing, which occurred on February 28, 2014.

During 2013, the Company wrote down the four Suezmax tankers to their estimated fair value of $163.2 million, which consists of their sale price, resulting in the recognition of an asset impairment of $90.8 million in the Company’s consolidated statement of income for the year ended December 31, 2013. The vessels were part of the Company’s Teekay Parent Segment - Conventional Tankers.

In 2013, the carrying value of six of Teekay Offshore’s 1990s-built shuttle tankers were written down to their estimated fair values, using an appraised value. The Company’s consolidated statement of income (loss) for the year ended December 31, 2013, includes a $76.8 million write-down related to these six vessels, of which $56.5 million relates to four shuttle tankers which Teekay Offshore owns through subsidiaries with ownership interests ranging from 50% to 67%. During the third quarter of 2013, four of these six shuttle tankers were written down as the result of the re-contracting of one of the vessels at lower rates than expected during the third quarter of 2013, the cancellation of a short-term contract which occurred in September 2013 and a change in expectations for the contract renewal for two of the shuttle tankers. In the fourth quarter of 2013, the remaining two of the six shuttle tankers were written down due to a cancellation in their contract renewal. The $76.8 million write-down is included within the Company’s Teekay Offshore Segment – Offshore Logistics.

During 2013, the Company increased the net carrying amount of the investments in term loans, which includes accrued interest income, by $1.9 million as the estimated future cash flows, which primarily reflected the estimated value of the underlying collateral, increased during 2013. The investments in term loans are part of the Company’s Teekay Parent Segment - Conventional Tankers. The net carrying amount of the loans consists of the present value of estimated future cash flows at December 31, 2013 (see Note 4). However, as at December 31, 2013, $11.2 million of interest receivable under the term loans, including default interest, was not recorded in respect of its investments in the three term loans based on the Company’s estimates of amounts receivable from its collateral. During March 2014, the Company assumed ownership of the three VLCCs that collateralized the investment in term loans (see Note 18a). At the time of assumption of ownership, these vessels had an aggregate fair value of approximately $222 million, which exceeded the carrying value of the loans. As a result, in the first quarter of 2014, the Company recognized $15.2 million of interest income, of which $11.2 million related to prior periods and was previously unrecognized owing under the loans.

See Note 2 – Segment Reporting for the total write down of vessels by segment for 2015, 2014 and 2013.